Property, Plant and Equipment - Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cost
Beginning Balance	€ 3,433.9	€ 3,302.9
Acquisitions through business combinations	0.0
Additions	441.9	320.3
Disposals	(180.2)	(109.3)
Effect of changes in exchange rates	10.7	(80.0)
Ending Balance	3,706.3	3,433.9		€ 3,302.9
Accumulated depreciation and impairment
Beginning Balance	1,833.1	1,615.7
Depreciation	315.4	308.2		290.8
Impairment charges	15.4	8.9
Disposals	(51.1)	(60.7)
Effect of changes in exchange rates	4.0	(39.0)
Ending Balance	2,116.8	1,833.1		1,615.7
Carrying amount
Carrying amount	1,589.5	1,600.8	[1],[2]	1,687.2	[2]
Land and buildings [Member]
Cost
Beginning Balance	1,641.8	1,556.6
Acquisitions through business combinations	0.0
Additions	119.6	115.2
Disposals	(57.2)	(0.4)
Effect of changes in exchange rates	5.6	(29.6)
Ending Balance	1,709.8	1,641.8		1,556.6
Accumulated depreciation and impairment
Beginning Balance	552.7	474.6
Depreciation	92.8	87.9
Impairment charges	1.0	0.2
Disposals	(2.5)	(0.2)
Effect of changes in exchange rates	2.0	(9.8)
Ending Balance	646.0	552.7		474.6
Carrying amount
Carrying amount	1,063.8	1,089.1
Machinery and Equipment [Member]
Cost
Beginning Balance	1,159.9	1,133.1
Acquisitions through business combinations	0.0
Additions	256.2	173.3
Disposals	(114.7)	(105.3)
Effect of changes in exchange rates	3.7	(41.2)
Ending Balance	1,305.1	1,159.9		1,133.1
Accumulated depreciation and impairment
Beginning Balance	742.4	642.9
Depreciation	174.8	172.3
Impairment charges	14.4	8.7
Disposals	(41.1)	(57.1)
Effect of changes in exchange rates	1.5	(24.4)
Ending Balance	892.0	742.4		642.9
Carrying amount
Carrying amount	413.1	417.5
Leasehold Improvements [Member]
Cost
Beginning Balance	256.6	254.2
Acquisitions through business combinations	0.0
Additions	21.5	6.9
Disposals	(3.4)	(0.1)
Effect of changes in exchange rates	0.5	(4.4)
Ending Balance	275.2	256.6		254.2
Accumulated depreciation and impairment
Beginning Balance	244.5	224.8
Depreciation	19.2	21.5
Impairment charges	0.0	0.0
Disposals	(3.0)	(0.1)
Effect of changes in exchange rates	0.2	(1.7)
Ending Balance	260.9	244.5		224.8
Carrying amount
Carrying amount	14.3	12.1
Furniture, Fixtures and Other Equipment [Member]
Cost
Beginning Balance	375.6	359.0
Acquisitions through business combinations	0.0
Additions	44.6	24.9
Disposals	(4.9)	(3.5)
Effect of changes in exchange rates	0.9	(4.8)
Ending Balance	416.2	375.6		359.0
Accumulated depreciation and impairment
Beginning Balance	293.5	273.4
Depreciation	28.6	26.5
Impairment charges	0.0	0.0
Disposals	(4.5)	(3.3)
Effect of changes in exchange rates	0.3	(3.1)
Ending Balance	317.9	293.5		€ 273.4
Carrying amount
Carrying amount	€ 98.3	€ 82.1

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.